Note 11 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	20,443	0	0
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		56,745	37,255
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		16,606	15,387